Share-based payments - Significant inputs into the model & Fair Value (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) Y £ / shares	Dec. 31, 2021 GBP (£) Y £ / shares
Share-based payments
Share price | £ / shares	£ 4.805	£ 4.957
Expected share price volatility, percentage	23.90%	23.20%
Median share price correlation between the companies in the comparator group, percentage	84.00%	91.00%
Expected life | Y	3	3
Exercise price of the nil-cost awards | £ / shares	£ 0	£ 0
Fair value of awards granted | £	£ 19,000,000	£ 16,000,000
Weighted average fair value per award granted | £	£ 3.859	£ 3.717
Weighted average share price for options exercised | £ / shares	£ 4.999	£ 5.056
Weighted average contract term remaining on shares unexercised	527 days	450 days
Transfer of existing long term incentive plans in Terminix | £	£ 9,000,000